DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Borrowing [Roll Forward]
Dec. 31, 2018	$ 63,964
Debt obligation issuance, net of repayments	1,436
Non-cash changes in debt obligations
Derecognized from loss of control of subsidiaries	(13,601)
Assumed by purchaser	437
Amortization of deferred financing costs and (premium) discount	57
Foreign currency translation	37
Other	(11)
Jun. 30, 2019	$ 52,319